Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Quarterly Financial Data [Abstract]
Net sales	$ 5,814	$ 5,503	$ 5,400	$ 5,587	$ 6,807	$ 6,312	$ 5,812	$ 5,606	$ 22,304	$ 24,537	$ 24,669
Gross profit	2,368	2,234	2,166	2,280	2,889	2,638	2,395	2,236	9,048	10,158
Net earnings common stockholders	$ 648	$ 564	$ 973	$ 525	$ 410	$ 728	$ 547	$ 462	$ 2,710	$ 2,147	$ 2,004
Net earnings per common share: Basic	$ 0.98	$ 0.84	$ 1.42	$ 0.76	$ 0.59	$ 1.03	$ 0.78	$ 0.65	$ 4.01	$ 3.05	$ 2.78
Net earnings per common share: Diluted	0.98	0.84	1.42	0.75	0.58	1.03	0.77	0.65	3.99	3.03	2.76
Dividends per common share	0.47	0.47	0.47	0.47	0.43	0.43	0.43	0.43	1.88	1.72	$ 1.64
Common stock prices: High	56.12	62.75	62.25	65.94	68.23	69.94	70.29	70.66	65.94	70.66
Common stock prices: Low	$ 42.80	$ 55.23	$ 54.95	$ 57.76	$ 60.85	$ 64.70	$ 62.25	$ 62.73	$ 42.80	$ 60.85
Effect of Fourth Quarter Events [Line Items]
Gain on divestiture of business, after tax	$ 83								$ 611	$ 0	$ 0
Disposal gain impact on diluted earnings per share	$ 0.13
Goodwill impairment									0	508	528
Power Transmission Solutions [Member]
Quarterly Financial Data [Abstract]
Net sales									189
Effect of Fourth Quarter Events [Line Items]
Gain on divestiture of business, after tax			$ 528						$ 532
Disposal gain impact on diluted earnings per share			$ 0.77						$ 0.78
Artesyn (Embedded Computing and Power) [Member]
Quarterly Financial Data [Abstract]
Net sales										146
Network Power [Member]
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment										508	528
Network Power [Member] | Network Power - Europe, Middle East, and Africa [Member]
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment										$ 508
Goodwill impairment per share										$ 0.72
Network Power [Member] | Artesyn (Embedded Computing and Power) [Member]
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment											$ 503
Planned Spinoff of Network Power [Member]
Effect of Fourth Quarter Events [Line Items]
Total expenses related to planned spinoff of Network Power	$ 52
Total expenses related to planned spinoff of Network Power, per share	$ 0.08